Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule Of Income (Loss) Before Income Taxes
Income from continuing operations, before income taxes consists of the following:

(In millions)	2018	2017	2016
Domestic	$4.1	$18.0	$44.1
Foreign	97.7	93.9	85.5
Income from continuing operations, before income taxes	$101.8	$111.9	$129.6

Summary Of Income Tax (Expense) Benefit
A summary of income tax expense from continuing operations is as follows:

(In millions)	2018	2017	2016
Current income tax expense (benefit):
Domestic - GILTI and U.S. tax reform transition tax	$5.0	$19.9	$—
Domestic - other	(5.4)	(41.4)	(0.6)
Foreign	22.0	23.9	19.3
Total current income tax expense	$21.6	$2.4	$18.7
Deferred income tax (benefit) expense:
Domestic - U.S. tax reform, tax effect on net deferred tax liabilities	$(6.8)	$(20.1)	$—
Domestic - other	17.9	26.4	4.6
Foreign	(18.3)	(7.9)	5.0
Total deferred income tax (benefit) expense	$(7.2)	$(1.6)	$9.6
Total income tax expense	$14.4	$0.8	$28.3

Difference Between Effective Income Tax Rate And U.S. Statutory Rate
A reconciliation of the applicable U.S. federal statutory tax rate to the consolidated effective income tax rate from continuing operations along with a description of significant or unusual reconciling items is included below.

	2018	2017	2016
Federal statutory income tax rate	21.0%	35.0%	35.0%

Foreign tax rate differential:
Asia	0.4	(2.2)	(2.1)
Europe	(11.6)	(16.2)	(4.8)
Canada and Mexico	(0.9)	(1.6)	(2.2)
Total foreign tax rate differential:	(12.1)	(20.0)	(9.1)

State and local tax, net	2.3	0.2	1.6
Tax on GILTI	3.3	—	—
Repatriation on certain foreign earnings from prior and current periods	9.4	0.8	—
Tax benefits on certain foreign investments	—	(12.8)	(3.3)
Domestic production activities deduction	(1.1)	(2.4)	(0.6)
Amended prior period tax returns and corresponding favorable audit adjustments	—	(6.8)	(2.3)
Net impact of uncertain tax positions	(0.6)	4.8	(1.0)
Changes in valuation allowances	(3.4)	1.4	0.6
U.S. tax reform, transition tax	2.1	17.8	—
U.S. tax reform, tax effect on net deferred tax liabilities	(5.4)	(18.0)	—
Other	(1.4)	0.7	0.9
Effective income tax rate	14.1%	0.7%	21.8%

Components Of Deferred Tax Liabilities And Assets
Components of our deferred tax assets (liabilities) as of December 31, 2018 and 2017 were as follows:

(In millions)	2018	2017
Deferred tax assets:
Pension and other post-retirement benefits	$7.6	$7.3
Employment costs	20.1	22.0
Environmental reserves	28.2	28.8
Net operating loss carryforwards	48.8	42.1
Other, net	39.8	19.5
Gross deferred tax assets	$144.5	$119.7
Valuation allowances	(15.2)	(21.4)
Total deferred tax assets, net of valuation allowances	$129.3	$98.3

Deferred tax liabilities:
Property, plant and equipment	$(33.9)	$(20.2)
Goodwill and intangibles	(101.5)	(98.7)
Other, net	(14.2)	(0.8)
Total deferred tax liabilities	$(149.6)	$(119.7)

Net deferred tax (liabilities) assets	$(20.3)	$(21.4)

Consolidated Balance Sheets:
Non-current deferred income tax assets	$48.8	$18.3
Non-current deferred income tax liabilities	$(69.1)	$(39.7)

Changes In Unrecognized Tax Benefits
The Company records provisions for uncertain tax positions in accordance with ASC Topic 740, Income Taxes. A reconciliation of unrecognized tax benefits is as follows:

	Unrecognized Tax Benefits
(In millions)	2018	2017	2016
Balance as of January 1,	$17.8	$7.1	$9.8
Increases as a result of positions taken during current year	1.3	9.2	0.3
Increases as a result of positions taken for prior years	1.1	1.8	0.8
Balance related to acquired businesses	—	—	—
Reductions for tax positions of prior years	(2.6)	(0.3)	—
Decreases as a result of lapse of statute of limitations	(0.2)	—	(3.8)
Decreases relating to settlements with taxing authorities	(0.5)	—	—
Other, net	(0.5)	—	—
Balance as of December 31,	$16.4	$17.8	$7.1